Long-Term Debt - Summary of Company's Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2015	Nov. 30, 2014	May 31, 2014
Line of Credit Facility [Line Items]
Total Facility	$ 590.0
Principal Drawn	397.5
Term Facility Maturity March 2016 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2016-03
Total Facility	50.0
Term Facility Maturity April 2016 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2016-04	2016-04
Total Facility	150.0
Term Facility Maturity April 2017 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2017-04
Total Facility	100.0		25.0
Term Facility Maturity November 2017 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2017-11	2017-11
Effective Interest Rate	1.40%
Total Facility	125.0	125.0
Principal Drawn	75.0
Term Facility Maturity March 2019 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2019-03
Total Facility	40.0		40.0
Term Facility Maturity April 2019 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2019-04
Total Facility	50.0		50.0
Term Facility Maturity May 2019 [Member]
Line of Credit Facility [Line Items]
Term facilities, description of variable rate	LIBOR plus margin
Term facilities, maturity period	2019-05
Total Facility	$ 75.0		$ 75.0